Earnings per share	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share

(EUR thousand)	For the financial year ended March 31
Earnings per share	2024	2023	2022
Profit / (loss) attributable to the owners of the parent	13,975	(25,621)	(97,177)
Profit / (loss) attributable to the owners of the parent attributable to ordinary shares	11,613	(21,635)	(88,460)
Profit / (loss) attributable to the owners of the parent attributable to preference shares	2,362	(3,986)	(8,717)
Weighted average number of basic ordinary shares outstanding (thousand)	193,345	187,326	179,455
Weighted average number of basic preference shares outstanding (thousand)	39,323	34,509	17,684
Basic profit / (loss) per ordinary share	0.06	(0.12)	(0.49)

Profit / (loss) from continuing operations attributable to the owners of the parent	13,975	(25,621)	(97,177)
Profit / (loss) from continuing operations attributable to the owners of the parent attributable to ordinary shares	11,628	(21,635)	(88,460)
Profit / (loss) from continuing operations attributable to the owners of the parent attributable to preference shares	2,347	(3,986)	(8,717)
Weighted average number of diluted ordinary shares outstanding (thousand)	194,817	187,326	179,455
Weighted average number of diluted preference shares outstanding (thousand)	39,323	34,509	17,684
Diluted profit / (loss) per ordinary share	0.06	(0.12)	(0.49)
Basic
Basic earnings per ordinary share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of basic ordinary shares outstanding at the end of the period.
Diluted
Diluted earnings per ordinary share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of diluted ordinary shares outstanding at the end of the period.
For the financial year ended March 31, 2024 the Company has excluded 6.4 million (8.0 million for the financial year ended March 31, 2023, 8.0 million for the financial year ended March 31, 2022) ordinary shares from the diluted earnings per ordinary shares calculation, as the impact of those shares is not-dilutive. Those shares relate to the Management Incentive Plan.
For the financial year ended March 31, 2023, the Company has excluded 2.0 million (1.7 million for the financial year ended March 31, 2022) ordinary shares from the diluted earnings per ordinary share calculation, as the impact of the shares are considered anti-dilutive. The ordinary shares relate to share-based payments plans and are potentially dilutive instruments; at each of the two reporting periods they had an anti-dilutive effect due to the reported loss.
The 30,735,950 outstanding warrants as of March 31, 2024, 2023 and 2022 are considered as not-dilutive.